PROPERTY AND EQUIPMENT (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment	$ 37,873	$ 34,660	$ 27,603
Less accumulated depreciation	(11,850)	(9,822)	(3,153)
Property and Equipment, net	26,023	24,838	24,450
Furniture and Fixtures [Member]
Property and equipment	$ 19,636	$ 18,385	$ 16,016
Useful Life	5 years	5 years
Computers and Software [Member]
Property and equipment	$ 18,237	$ 16,275
Useful Life	3 years